Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue.
Schedule of disaggregated revenue

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Commodity
Gold(1)	$403.0	$258.4	$839.9	$504.2
Silver	83.5	38.1	197.0	75.2
Platinum group metals(1)	12.2	7.5	29.9	15.3
Precious metals	$498.7	$304.0	$1,066.8	$594.7
Iron ore(2)	$9.1	$7.2	$26.2	$19.6
Other mining assets	2.7	3.0	8.8	7.4
Other mining	$11.8	$10.2	$35.0	$27.0
Oil	$45.3	$30.6	$78.8	$65.5
Gas	19.8	16.9	40.4	34.3
Natural gas liquids	5.3	5.0	10.6	10.7
Energy	$70.4	$52.5	$129.8	$110.5
Revenue from royalty, stream and working interests	$580.9	$366.7	$1,231.6	$732.2
Interest from loans receivable
Interest revenue and other interest income	$—	$2.7	$—	$5.6
	$580.9	$369.4	$1,231.6	$737.8
Geography
South America	$229.6	$140.7	$504.4	$292.2
Central America & Mexico	43.6	43.4	103.9	79.9
Canada(1)(2)	145.9	72.7	282.1	137.6
United States	92.0	60.8	186.1	119.0
Rest of World	69.8	51.8	155.1	109.1
	$580.9	$369.4	$1,231.6	$737.8
Type
Revenue-based royalties	$211.5	$142.0	$446.2	$277.0
Streams(1)	287.1	186.2	626.1	382.1
Profit-based royalties	70.5	28.1	133.2	53.8
Interest revenue and other(2)	11.8	13.1	26.1	24.9
	$580.9	$369.4	$1,231.6	$737.8
1.	For Q2 2026, revenue includes a loss of $0.1 million and a loss of $0.6 million for provisional pricing adjustments for gold and platinum group metals, respectively (Q2 2025–nil for gold and platinum group metals). For H1 2026, revenue includes a gain of $0.1 million and a loss of $0.7 million for provisional pricing adjustments for gold and platinum group metals, respectively (H1 2025–a gain of $0.1 million and $0.4 million for gold and platinum group metals, respectively).
2.	For Q2 2026, revenue includes dividend income of $1.3 million from the Company’s equity investment in LIORC (Q2 2025 –$1.4 million). For H1 2026, revenue includes dividend income of $2.7 million from the Company’s equity investment in LIORC (H1 2025 –$3.6 million).